EQUITY (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 21, 2023	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares issued					23,250,000
Common stock, shares outstanding					23,250,000
Stock issued	$ 1,250,625
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares issued			542,786	399,283
Common stock, shares outstanding			542,786	399,283
Stock issued		$ 2,870,050	$ 2,870,050